ACCOUNTS PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
ACCOUNTS PAYABLES
Pool participants payable	$ 22,097	$ 19,761
Utility and service cost payable	3,633	3,636
Others	25	28
Accounts payable	$ 25,755	$ 23,425